Shareholders' Equity (Details) - Schedule of Fair value of Company’s Share Options Granted	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Fair value of Company’s Share Options Granted [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Contractual life (in years)	10 years	10 years	10 years
Early Exercise Multiple (Suboptimal Factor)	2.5		3
Minimum [Member]
Shareholders' Equity (Details) - Schedule of Fair value of Company’s Share Options Granted [Line Items]
Risk-free interest rate	3.95%	1.41%	1.22%
Expected volatility	84.30%	83.98%	82.40%
Early Exercise Multiple (Suboptimal Factor)		2.5
Maximum [Member]
Shareholders' Equity (Details) - Schedule of Fair value of Company’s Share Options Granted [Line Items]
Risk-free interest rate	3.96%	3.08%	1.28%
Expected volatility	84.76%	84.26%	82.43%
Early Exercise Multiple (Suboptimal Factor)		3